Average Annual Total Returns - Asia Pacific Growth	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 1 Year	MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 5 Years	MSCI All Country Asia Pacific ex-Japan Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deductions for fees, expenses or other taxes) 10 Years	Lipper Pacific Region ex-Japan Funds Index 1 Year	Lipper Pacific Region ex-Japan Funds Index 5 Years	Lipper Pacific Region ex-Japan Funds Index 10 Years
Total	Nov. 03, 1997	18.80%	11.68%	7.66%	16.63%	10.13%	6.48%	12.30%	9.06%	6.04%	Nov. 03, 1997	23.77%	12.10%	7.63%	Oct. 03, 2008	26.06%	13.24%	8.54%	Apr. 04, 2017	26.31%	13.32%	[1]	8.45%	[1]	22.44%	12.93%	6.21%	37.38%	14.06%	7.33%

[1]	Performance includes returns of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.